Related party transactions	12 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions
17.	Related party transactions

The Company has six market rate leases for office, warehouse, and retail space with a rental Company affiliated with the Company’s Chief Executive Officer, the majority of which were entered into in 2015. The leases have a combined area of 74,520 square feet. Lease payments under these leases are approximately $52,000 per month, plus taxes, utilities, and maintenance.

Expense for Board of Directors’ fees were $203,000 and $170,000 for the years ended September 30, 2021 and 2020, respectively. Stock-based compensation for the Board of Directors was $1,036,000 for the year ended September 30, 2021.

Key management personnel also participate in the Company’s share option program (see Note 12). The Company paid or accrued compensation to key management personnel the following:

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Salaries and Benefits paid during the year	$968	$785
Stock-based compensation	1,036	—
Total	$2,004	$785

In addition to salaries and benefits above, bonuses of $485,000 and $785,000 for the years ended September 30, 2021 and 2020, respectively. In fiscal year 2021 these bonuses were recorded as payroll. In fiscal year 2020 these bonuses were recorded as reduction of equity through issuance costs and expensed as transaction costs related to issuance of securities.